Note 19 - Mezzanine Equity (Details Textual) - USD ($)				12 Months Ended
	Nov. 28, 2016	Nov. 28, 2016	Nov. 22, 2016	Dec. 31, 2017	Dec. 31, 2016
Proceeds from Issuance of Convertible Preferred Stock					$ 1,741,000
Conversion of Series B Convertible Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Issued				18,026
Conversion of Stock, Shares Converted				2,106
Yorkville [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	2,106	527	1,579
Proceeds from Issuance of Convertible Preferred Stock			$ 1,741,000
Stock Ownership Limitation, Percent			4.99%
Convertible Preferred Stock, Numerator Price			$ 1
Convertible Preferred Stock, Conversion Price			$ 504,000
Convertible Preferred Stock, Conversion Price, Percentage of VWAP			85.00%
Beneficial Conversion Feature			$ 1
Preferred Stock Redemption Premium, Percent of Liquidation Amount Redeemed			20.00%
Preferred Stock, Discount on Shares			$ 1,403,000
Yorkville [Member] | Series B Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price			$ 1